ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Details)	9 Months Ended
Sep. 30, 2018
Furniture and Fixtures [Member]
Property and equipment	5 years
Computer and Office Equipment [Member]
Property and equipment	5 years